REPORTING ENTITY	12 Months Ended
Dec. 31, 2014
REPORTING ENTITY
REPORTING ENTITY

1) REPORTING ENTITY

These annual audited Consolidated Financial Statements ("Consolidated Financial Statements") and notes present the financial position and results of Enerplus Corporation (the "Company" or "Enerplus") including its Canadian and U.S. subsidiaries. Enerplus is a North American crude oil and natural gas exploration and development company. Enerplus is publicly traded on the Toronto and New York stock exchanges under the ticker symbol ERF. Enerplus' head office is located in Calgary, Alberta, Canada. The Consolidated Financial Statements were authorized for issue by the Board of Directors on February 19, 2015.